Right of use assets (Tables)	12 Months Ended
Dec. 31, 2020
Right-of-use assets
Disclosure of Movement of Right of Use Assets [Table Text Block]

	Lands and	Plant and		Right-of-use		Lease
	buildings	equipment	Vehicles	assets	Subleases	liabilities
Balance as of December 31, 2019	218,513	97,264	140,448	456,225	29,436	1,290,954
Additions	41,303	14,618	32,582	88,503	—	88,503
Amortization of the period	(52,200)	(29,038)	(98,726)	(179,964)	—	—
Remeasurements	(41,907)	33,686	69,255	61,034	—	76,799
Impairment loss	312	29,718	5,844	35,874	—	—
Disposals	(13,343)	(4,321)	—	(17,664)	—	(28,916)
Effect of control loss in subsidiaries	(61,044)	(7,432)	—	(68,476)	(29,436)	(102,671)
Finance cost	—	—	—	—	—	64,988
Repayment of borrowings and interests	—	—	—	—	—	(350,539)
Exchange difference	1,838	(556)	1,072	2,354	—	16,080
Balance as of December 31, 2020	93,472	133,939	150,475	377,886	—	1,055,198
(1)	See effects of control loss in subsidiaries in Note 28.

	Lands and	Plant and		Right-of-use		Lease
	buildings	equipment	Vehicles	assets	Subleases	liabilities
Balance as of December 31, 2018	—	—	—	—	—	797,889
IFRS 16 implementation (January 1st)	236,519	78,412	145,704	460,635	29,610	490,245
Additions	26,252	123,341	74,900	224,493	—	224,493
Amortization of the period	(43,759)	(66,831)	(64,764)	(175,354)	—	—
Impairment loss (Note 18)	(495)	(37,601)	(15,392)	(53,488)	—	—
Disposals	(4)	(57)	—	(61)	—	(50)
Finance cost	—	—	—	—	3,302	76,139
Repayment of borrowings and interests	—	—	—	—	(3,476)	(300,326)
Exchange difference	—	—	—	—	—	2,564
Balance as of December 31, 2019	218,513	97,264	140,448	456,225	29,436	1,290,954